Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income, before tax amount	$ 22,433	$ 20,466
Income tax expense (benefit)	9,540	7,257
Net income	12,893	13,209
Investment securities available for sale:
Unrealized holding (losses) gains on securities arising during the period, before tax	(152)	157
Unrealized holding (losses) gains on securities arising during the period, tax	(18)	41
Unrealized holding (losses) gains on securities arising during the period, net	(134)	116
Less: reclassification adjustment for gains on securities included in net income, before tax	62	424
Less: reclassification adjustment for gains on securities included in net income, tax	22	149
Less: reclassification adjustment for gains on securities included in net income, net of tax	40	275
Total unrealized (losses) gains on securities available for sale, before tax	(214)	(267)
Total unrealized (losses) gains on securities available for sale, tax	(40)	(108)
Total unrealized (losses) gains on securities available for sale, net of tax	(174)	(159)
Adjustments related to defined benefit plan:
Adjustments related to defined benefit plan, Amortization of prior service cost, before tax	83	83
Adjustments related to defined benefit plan, Amortization of prior service cost, tax	33	26
Adjustments related to defined benefit plan, Amortization of prior service cost, net of tax	50	57
Total adjustments related to defined benefit plan, before tax	83	83
Total adjustments related to defined benefit plan, tax	33	26
Total adjustments related to defined benefit plan, net of tax	50	57
Net unrealized gains from cash flow hedges:
Unrealized holding gains on cash flow hedges arising during the period, before tax	204	1,232
Unrealized holding gains on cash flow hedges arising during the period, tax	34	503
Unrealized holding gains on cash flow hedges arising during the period, net of tax	170	729
Total unrealized gains on cash flow hedges, before tax	204	1,232
Total unrealized gains on cash flow hedges, tax	34	503
Total unrealized gains on cash flow hedges, net of tax	170	729
Total other comprehensive income, before tax	73	1,048
Total other comprehensive income, tax	27	421
Period change	46	627
Total comprehensive income, before tax	22,506	21,514
Total comprehensive income tax	9,567	7,678
Total comprehensive income	$ 12,939	$ 13,836